Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
4.
Fair Value Measurements

The Plan utilizes an established framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan and Master Trust have the ability to access.

Level 2 Inputs to the valuation methodology include:

•
Quoted prices for similar assets or liabilities in active markets;
•
Quoted prices for identical or similar assets or liabilities in inactive markets;
•
Inputs other than quoted prices that are observable for the asset or liability;
•
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 or 2024.

Mutual Funds and Money Market Funds

Mutual funds and money market funds are valued at the daily closing price as reported by the fund. Mutual funds and money market funds held by the Plan are open end mutual funds and money market funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds and money market funds held by the Plan are deemed to be actively traded.

UMB Company Stock

UMB Financial Corporation shares are valued at the daily closing price reported on the active market on which the individual securities are traded.

Collective Investment Trust

The collective investment trust is valued at the NAV, as provided by the Trustee, and is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the collective investment trust less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Redemptions for the collective investment trust are permitted daily with no other restrictions or notice periods. For the Plan years ended December 31, 2025 and 2024, there were no unfunded capital commitments, and the collective investment trust files an annual report on Form 5500 as a direct filing entity. In accordance with U.S. generally accepted accounting principles, the collective investment trust fund measured at NAV has not been classified in the fair value hierarchy. The fair value amounts presented in the table below are intended to permit reconciliation to the statement of net assets available for benefits for 2025 and the amounts presented in Note 3 for 2024.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets measured at fair value on a recurring basis as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$785,957,162	$—	$—	$785,957,162
Money market fund	32,491,794	—	—	32,491,794
UMB company stock	21,348,783	—	—	21,348,783
Total assets in the fair value hierarchy	839,797,739	—	—	839,797,739
Collective investment trust				117,202,380
Total investments at fair value				$957,000,119

The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets measured at fair value on a recurring basis as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$569,017,347	$—	$—	$569,017,347
Money market funds	29,916,843	—	—	29,916,843
UMB company stock	91,095,797	—	—	91,095,797
Total assets in the fair value hierarchy	690,029,987	—	—	690,029,987
Collective investment trust				87,567,734
Total investments at fair value				$777,597,721